Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions
Schedule of Related Party Costs and Expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$2,717	$1,866	$5,417	$1,866
Operating expenses:
Vessel operating expenses (2)	5,053	5,000	8,153	7,752
Technical and operational management fee from KNOT to Vessels (3)	2,230	2,106	4,460	4,214
Operating expenses from other related parties (4)	180	172	367	299
General and administrative expenses:
Administration fee from KNOT Management (5)	360	379	719	666
Administration fee from KOAS (5)	173	201	368	395
Administration fee from KOAS UK (5)	19	19	38	37
Administration and management fee from KNOT (6)	15	20	30	29
Total income (expenses)	$(5,313)	$(6,031)	$(8,718)	$(11,526)

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$95	$134
Equipment purchased from KOAS (8)	565	1,840
Total	$660	$1,974
(1)	Time charter income from KNOT: After completing its drydock in the second quarter of 2021, the Bodil Knutsen has operated under a time charter with Knutsen Shuttle Tankers Pool AS. The charter expires in September 2022, with options to extend the time charter until June 2023.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(4)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per each month per East European crew member onboard the vessel.
(5)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(6)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(7)	Drydocking supervision fee from KNOT and KOAS : KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.
(8)	During the scheduled 15-year special survey drydocking of the Windsor Knutsen, a ballast water treatment system is being installed on the vessel. As per June 30, 2022 parts of the system were purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $0.6 million. During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel during the second quarter of 2021. Parts of the system were purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $1.84 million.

Schedule of amounts due from and due to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Balance Sheet:
Trading balances due from KOAS	$16	$290
Trading balances due from KNOT and affiliates	1,545	2,378
Amount due from related parties	$1,561	$2,668
Trading balances due to KOAS	$1,075	$1,205
Trading balances due to KNOT and affiliates	58	219
Amount due to related parties	$1,133	$1,424

Schedule of Trade Accounts Payable to Related Parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Balance Sheet:
Trading balances due to KOAS	$763	$813
Trading balances due to KNOT and affiliates	641	783
Trade accounts payables to related parties	$1,404	$1,596

Schedule of other current asset balances from related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Balance Sheet:
Trading balances due from KOAS	$761	$687
Trading balances due from KNOT and affiliates	392	543
Other current assets from related parties	$1,153	$1,230